Fair Value Disclosures (Fair Value by Balance Sheet Groupings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents, carrying amount	$ 87,842	$ 130,093	$ 80,461	$ 50,819
Securities available-for-sale, carrying amount	202,805	170,386
Loans and leases receivable, net amount, carrying amount	863,486	836,687
Federal Home Loan Bank stock, carrying amount	1,144	2,367
Cash surrender value of life insurance, carrying amount	18,068	17,660
Accrued interest receivable, carrying amount	3,506	3,525
Cash and cash equivalents, fair value	87,842	130,093
Securities available-for-sale, fair value	202,805	170,386
Loans and lease receivables, net, fair value	882,020	840,552
Federal Home Loan Bank stock, fair value	1,144	2,367
Cash surrender value of life insurance, fair value	18,068	17,660
Accrued interest receivable, fair value	3,506	3,525
Interest rate swaps - assets	3,011	3,434
Financial liabilities:
Deposits, carrying amount	1,061,258	1,051,312
Federal Home Loan Bank and other borrowings, carrying amount	39,482	40,292
Junior subordinated notes, carrying amount	10,315	10,315
Accrued interest payable, carrying amount	2,635	2,625
Standby letters of credit, carrying amount	112	81
Commitments to extend credit, carrying amount	0	0
Deposits, fair value	1,076,019	1,068,845
Federal Home Loan Bank and other borrowings, fair value	39,746	40,899
Junior subordinated notes, fair value	7,020	6,917
Interest rate swaps - liabilities	3,011	3,434
Accrued interest payable, fair value	2,635	2,625
Standby letters of credit, fair value	112	81
Fair Value Measurements - Level 1 Inputs
Financial assets:
Cash and cash equivalents, fair value	84,342
Securities available-for-sale, fair value	0
Loans and lease receivables, net, fair value	0
Federal Home Loan Bank stock, fair value	0
Cash surrender value of life insurance, fair value	18,068
Accrued interest receivable, fair value	3,506
Interest rate swaps - assets	0
Financial liabilities:
Deposits, fair value	588,753
Federal Home Loan Bank and other borrowings, fair value	0
Junior subordinated notes, fair value	0
Interest rate swaps - liabilities	0
Accrued interest payable, fair value	2,635
Standby letters of credit, fair value	0
Fair Value Measurements - Level 2 Inputs
Financial assets:
Cash and cash equivalents, fair value	0
Securities available-for-sale, fair value	202,805
Loans and lease receivables, net, fair value	8,415
Federal Home Loan Bank stock, fair value	0
Cash surrender value of life insurance, fair value	0
Accrued interest receivable, fair value	0
Interest rate swaps - assets	3,011
Financial liabilities:
Deposits, fair value	487,266
Federal Home Loan Bank and other borrowings, fair value	39,746
Junior subordinated notes, fair value	0
Interest rate swaps - liabilities	3,011
Accrued interest payable, fair value	0
Standby letters of credit, fair value	0
Fair Value Measurements - Level 3 Inputs
Financial assets:
Cash and cash equivalents, fair value	3,500
Securities available-for-sale, fair value	0
Loans and lease receivables, net, fair value	873,605
Federal Home Loan Bank stock, fair value	1,144
Cash surrender value of life insurance, fair value	0
Accrued interest receivable, fair value	0
Interest rate swaps - assets	0
Financial liabilities:
Deposits, fair value	0
Federal Home Loan Bank and other borrowings, fair value	0
Junior subordinated notes, fair value	7,020
Interest rate swaps - liabilities	0
Accrued interest payable, fair value	0
Standby letters of credit, fair value	$ 112